NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 700,000	$ 800,000	$ 50,000
Current portion of loan payable	(700,000)	(800,000)
Loan payable, less current portion
Individual [Member]
Notes payable	50,000	50,000	50,000
Company [Member]
Notes payable	650,000	650,000
Company One [Member]
Notes payable		$ 100,000